Consolidated Statements of Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenue and other income:
Revenue	₩ 16,748,585	₩ 16,087,747	₩ 15,416,431
Other income	115,763	95,751	95,583
Operating revenue and other income	16,864,348	16,183,498	15,512,014
Operating expenses:
Labor	2,300,754	2,108,496	1,981,864
Commissions	5,426,114	5,103,012	4,766,682
Depreciation and amortization	3,672,555	3,664,665	3,540,984
Network interconnection	749,599	770,712	752,334
Leased lines	310,141	293,960	262,268
Advertising	233,401	272,091	279,846
Rent	140,418	171,179	152,589
Cost of goods sold	1,167,417	1,106,001	1,378,105
Others	1,431,587	1,658,362	1,410,288
Operating expenses	15,431,986	15,148,478	14,524,960
Operating profit	1,432,362	1,035,020	987,054
Finance income	155,133	140,685	121,692
Finance costs	(315,604)	(322,943)	(334,912)
Gain relating to investments in subsidiaries, associates and joint ventures, net	446,300	52,456	33,199
Profit before income tax	1,718,191	905,218	807,033
Income tax expense	446,796	221,262	262,940
Profit from continuing operations	1,271,395	683,956	544,093
Profit from discontinued operations, net of taxes	1,147,594	816,582	316,640
Profit for the year	2,418,989	1,500,538	860,733
Attributable to:
Owners of the Parent Company	2,407,523	1,504,352	888,698
Non-controlling interests	₩ 11,466	₩ (3,814)	₩ (27,965)
Earnings per share(Restated):
Basic earnings per share (in won)	₩ 7,191	₩ 4,093	₩ 2,425
Basic earnings per share — continuing operations (in won)	3,614	1,741	1,469
Diluted earnings per share (in won)	7,187	4,092	2,425
Diluted earnings per share — continuing operations (in won)	₩ 3,613	₩ 1,741	₩ 1,469